OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2014	2015

Government authorities	$20	$58
Prepaid expenses	23	21
Lease deposits	8	6
Others	24	18

	$75	$103